Consolidated Statement of Changes in Equity - ZAR (R) R in Thousands		Share capital	Common control reserve	Foreign currency translation	Investment by owner	Retained earnings	Total attributable to owner of the parent	Non- controlling interest		Share capital	Total
Balance at Feb. 29, 2020		R 10		R 11,851	R 30,383	R 835,978	R 878,222	R 346,913			R 1,225,135
Profit for the year						318,183	318,183	179,237			497,420
Other comprehensive income				(2,146)			(2,146)	(8,094)			(10,240)
Total comprehensive income for the year				(2,146)		318,183	316,037	171,143			487,180
Dividends						(272,235)	(272,235)	(145,859)			(418,094)
Common control reserve	[1]	2,739,619	(2,709,236)		(30,383)
Total contribution by and distributions to owner		2,739,619	(2,709,236)		(30,383)	(272,235)	(272,235)	(145,859)			(418,094)
Reclassification	[2]					(58,671)	(58,671)	58,671
Total transactions with owner		2,739,619	(2,709,236)		(30,383)	(330,906)	(330,906)	(87,188)			(418,094)
Acquiring interest in subsidiaries without change in control						(7,893)	(7,893)	(3,666)			(11,559)
Disposal of interest in subsidiaries without change in control						(147)	(147)	(69)			(216)
Total changes in ownership interest in subsidiaries						(8,040)	(8,040)	(3,735)			(11,775)
Balance at Feb. 28, 2021		2,739,629	(2,709,236)	9,705		815,215	855,313	427,133			1,282,446
Profit for the year						449,953	449,953	26,654			476,607
Other comprehensive income				19,071			19,071	(1,116)			17,955
Total comprehensive income for the year				19,071		449,953	469,024	25,538			494,562
Issuance of share capital		4,452,423					4,452,423				4,452,423
IPO costs off set against share capital		(49,199)					(49,199)				(49,199)
Dividends								(6,726)	[3]		(6,726)
Derivative – put option						15,305	15,305				15,305
Total contribution by and distributions to owner		4,403,224				15,305	4,418,529	(6,726)			4,411,803
Reclassification	[2]					(3,950)	(3,950)	3,950
Total transactions with owner		4,403,224				11,355	4,414,579	(2,776)			4,411,803
Acquiring interest in subsidiaries without change in control	[4]						(3,587,640)	(426,990)		(3,587,640)	(4,014,630)
Total changes in ownership interest in subsidiaries							(3,587,640)	(426,990)		(3,587,640)	(4,014,630)
Balance at Feb. 28, 2022		7,142,853	(2,709,236)	28,776		1,276,523	2,151,276	22,905		(3,587,640)	2,174,181
Profit for the year						597,153	597,153	11,653			608,806
Other comprehensive income				216,333			216,333	4,138			220,471
Total comprehensive income for the year				216,333		597,153	813,486	15,791			829,277
Dividends						(293,562)	(293,562)	(8,518)	[5]		(302,080)
Derivative – put option						(15,305)	(15,305)				(15,305)
Total transactions with owner						(308,867)	(308,867)	(8,518)			(317,385)
Disposal of interest in subsidiaries without change in control							5,072	730		5,072	5,802
Total changes in ownership interest in subsidiaries							5,072	730		5,072	5,802
Balance at Feb. 28, 2023		R 7,142,853	R (2,709,236)	R 245,109		R 1,564,809	R 2,660,967	R 30,908		R (3,582,568)	R 2,691,875

[1]	Karooooo Ltd (“Karooooo”) acquired control of Cartrack Holdings Limited (“Cartrack”) on November 18, 2020 when the loan from Isaias Jose Calisto to Karooooo was extinguished through the issuance of shares.
[2]	In November 2014, a change in interest in Cartrack from 88.3% to 68.0% was not accounted for retained earnings transfer to non-controlling interest (“NCI”). During the financial year ended February 28, 2021 and February 28, 2022, the Group corrected the error prospectively as the impact to comparatives is not material. On April 21, 2021, when Karooooo acquired the minority interest and took control of 100% interest in Cartrack, all NCI relating to the Karooooo minority interest was transferred back to capital reserve.
[3]	Dividends declared during the financial year ended February 28, 2022 amounting to ZAR 4.20 per ordinary share and remains payable by a subsidiary to NCI as of February 28, 2022.
[4]	During the financial year ended February 28, 2022, the Group changed the accounting policy voluntarily and accounted for the acquisition of NCI of Cartrack as a separate reserve, “capital reserve” instead of retained earnings. This is to provide transparency to the users since the reinvestment offer is a significant event (see Note 1). The change in accounting policy was corrected prospectively as the impact to the prior period is not material. Subsequent acquisition of interest in subsidiaries without change in control is accounted for under capital reserve.
[5]	Dividends declared by a subsidiary during the financial year ended February 28, 2023 amounting to ZAR 5.32 per ordinary share remains payable by a subsidiary to NCI as of February 28, 2023.